Operation lease and other commitment (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Operation Lease And Other Commitment
Operating lease right-of-use assets, beginning balance	$ 393,110
Operating lease right-of-use assets, accumulated amortization	(189,376)
Operating lease right-of-use assets, other	(4,486)
Operating lease right-of-use assets, ending balance	$ 199,248